Balance Sheet Components - Additional information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Balance Sheet Components [Line Items]
Amortization of intangible assets	$ 83	$ 83	$ 167	$ 69
Property And Equipment
Balance Sheet Components [Line Items]
Depreciation and amortization	$ 508	$ 405	$ 853	$ 1,100